Ordinary Share (Details) - USD ($)				6 Months Ended
	May 02, 2024	Feb. 08, 2023	Feb. 06, 2023	Jun. 30, 2024		Jun. 30, 2023	Dec. 31, 2023	Jun. 30, 2022	Dec. 31, 2021
Ordinary Share [Line Items]
Share capital authorized (in Dollars)				$ 50,000,000
Gross proceeds (in Dollars)				$ 7,266,000
Net procceds (in Dollars)			$ 14,098,140
Underwriters an option			45 days
Purchase price of ordinary share (in Dollars)	$ 7,266,000
Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, authorized				1,000,000,000			1,000,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00004			$ 0.00004
Shares issued								13,500,000	13,500,000
Shares outstanding								13,500,000	13,500,000
Voting rights, description				Each Class A Ordinary Share has one (1) vote
Initial public offering		4,000,000
Proceeds from the initial public offering			4,000,000
Purchase and sale of ordinary shares to purchaser	10,380,000
Purchase price (in Dollars per share)	$ 0.7
Ordinary shares, issued				28,750,000			17,500,000
Ordinary shares, outstanding				28,750,000			17,500,000
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Ordinary Share [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00004
Class B Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, authorized				250,000,000	[1]		250,000,000
Ordinary shares, par value (in Dollars per share)				$ 0.00004	[1]		$ 0.00004
Shares issued								9,000,000	9,000,000
Shares outstanding								9,000,000	9,000,000
Voting rights, description				each Class B Ordinary Share has ten (10) votes
Ordinary shares, issued				9,000,000	[1]		9,000,000
Ordinary shares, outstanding				9,000,000	[1]		9,000,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Ordinary Share [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00004	$ 0.00004
Initial public offering			4,000,000
Public offering price per share (in Dollars per share)			$ 4
Gross proceeds (in Dollars)			$ 16,000,000
Purchase of common stock			600,000
Proceeds from the initial public offering		4,000,000

[1]	represents amount less than $1,000.